STOCKHOLDERS EQUITY (DEFICIT)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
STOCKHOLDERS EQUITY (DEFICIT)

NOTE 5 - STOCKHOLDERS' EQUITY

On November 25, 2011, the Board of Directors of the Company authorized a 1.362612612 for one forward split in the form of a dividend, whereby an additional 0.362612612 shares of common stock, par value $0.0001 per share, were issued for each one share of common stock held by each shareholder of record on December 9, 2011.  All share amounts have been adjusted to reflect the number of shares of common stock on a post-dividend/post-split basis.

On December 7, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada in order to increase the Company’s authorized capital to 200,000,000 shares of common stock from 75,000,000 shares, change the par value to $0.0001 per share from $.001 per share, and authorized new 50,000,000 shares of preferred stock, par value $0.0001 per share.

Common Stock

On January 26, 2012, the Company entered into the Exchange Agreement with Amicor and Amicor Shareholders (see Note 1).  Upon closing of the Share Exchange, on January 26, 2012, the Amicor Shareholders transferred all of the issued and outstanding capital stock of Amicor to the Company in exchange for an aggregate of 10,000,000 shares of the Company’s common stock. Additionally, as further consideration for entering into the Exchange Agreement, certain Amicor Shareholders received ten-year warrants to purchase an aggregate of 6,000,000 shares of the Company’s common stock with an exercise price of 0.50 per share.

Immediately following the closing of the Share Exchange and a private placement of the Company’s securities (described below), under an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Conveyance Agreement”), the Company transferred all of the pre-Share Exchange assets and liabilities to a newly formed wholly-owned subsidiary of the Company, Verve Holdings, Inc. (“SplitCo”).  Pursuant to a stock purchase agreement, the Company transferred all of the outstanding capital stock of SplitCo to certain former shareholders of the Company in exchange for the cancellation of an aggregate of 4,769,144 (post-split) shares of the Company’s common stock that they owned (the “Split-Off”), with 7,500,000 (post split) shares of the Company’s common stock held by persons who acquired such shares prior to the Share Exchange remaining outstanding.  Accordingly, following the Split-Off, 7,500,000 shares will constitute as the Company’s “public float”.

On January 26, 2012, the Company sold 10,029,965  shares of  the Company’s common stock at a purchase price of $0.50 per share in a private placement to accredited investors, resulting in aggregate net proceeds to the Company of $4,993,965 (the “Private Placement”), which includes an aggregate of $100,000 advanced to Amicor for general working capital purposes prior to the closing of the Share Exchange which was converted into an aggregate of 200,000 shares of common stock in the Private Placement and an aggregate of $75,000 in debt owed in January 2012 for legal fees incurred by Amicor which was converted into an aggregate 150,000 shares of common stock in the Private Placement.  On January 30, 2012, the Company sold an additional 600,000 shares of common stock in the Private Placement with gross proceeds to the Company of $300,000 for total net proceeds to the Company of $5,293,965. In connection with these private placements, the Company paid legal fees of $21,000.

On January 26, 2012, contemporaneously with the Share Exchange, the Company also entered into an Option Agreement with Pershing pursuant to which the Company obtained the option (the “Option”) to acquire certain uranium exploration rights and properties held by Pershing for a purchase price of $10.00.  In consideration for issuance of the Option, the Company issued to Pershing (i) a $1,000,000 promissory note payable in installments upon satisfaction of certain conditions, expiring six months following issuance and (ii) 10 million shares of the Company’s common stock (collectively, the “Option Consideration”).  On January 26, 2012, Pershing held 26.65% of interest in the Company. David Rector and Joshua Bleak were former members of the Company’s Board of Directors. David Rector was a former member of the board of Pershing and Joshua Bleak is the Chief Executive Officer and a director of Continental Resources Group, Inc. (a company which is one of the largest shareholders of Pershing).

Between February1, 2012 and March 31, 2012, the Company sold 1,300,000 shares of the Company’s common stock at a purchase price of $0.50 per share in a private placement to accredited investors, resulting in aggregate net proceeds to the Company of $650,000.

During fiscal 2012, $930,000 of the principal amount of note has been paid. Under the terms of the note, the Company was required to pay the balance of the note upon completion of a private placement totaling $1 million or more on or before July 26, 2012. The $1.0 million private placement was not completed by that date thus the Company was not required to pay the final $70,000 due under the note and a total of $930,000 has been paid under the note. On June 11, 2012, the Company and Pershing exercised its right under the Option, through the assignment of Pershing’s wholly owned subsidiary, Acquisition Sub, (see Note 1). As a result of the assignment, Acquisition Sub became a wholly owned subsidiary of the Company and the Company acquired all of Pershing’s uranium assets. The Company recorded the 10 million shares at par value or $1,000. Pursuant to ASC 805-50-30-2 “Business Combinations”, the Company determined that if the consideration paid is not in the form of cash, the measurement may be based on either

(i) the cost which is measured based on the fair value of the consideration given or (ii) the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus more reliably measurable. The Company determined that the fair value of the net assets acquired was a better indicator thus more reliably measurable than the fair value of the common stock issued.

Between March 2012 and August 2012, the Company issued an aggregate of 4,494,829 shares of common stock in connection with the exercise of the 6,200,000 stock warrants on a cashless basis. The Company valued these common shares at par value (see Note – Common Stock Warrants).

On June 11, 2012, the Company cancelled a total of 9,806,667 shares of common stock and 4,800,000 warrants in connection with the Rescission Agreement (see Note 1). Upon the execution of the Rescission Agreement, the Company paid to Amicor Shareholders an aggregate of $132,000 and was recorded to additional paid in capital.

In connection with the Sampo Exchange Agreement (see Note 1), on November 14, 2012, the Sampo Members  transferred all of the issued and outstanding membership interests of Sampo to the Company in exchange for an aggregate of 9,250,000 shares of the common stock of the Company. Additionally, the Company made a cash payment to Sampo of $500,000 pursuant to the terms of the Sampo Exchange Agreement. The 9,250,000 shares of common stock were valued at par value or $925. In accordance with Accounting Standards Codification ("ASC") 805-50-30 "Business Combinations," the Company determined that if the consideration paid is not in the form of cash, the measurement may be based on either (i) the cost which is measured based on the fair value of the consideration given or (ii) the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus more reliably measurable. The Company determined that the fair value of the net assets acquired was a better indicator thus more reliably measurable than the fair value of the common stock issued.Therefore the Company has determined, in accordance with ASC 805-50-30, that the value of the net assets acquired is equivalent to $500,925 which represents the cash consideration paid of $500,000 and the par value of 9,250,000 shares of the Company’s common stock amounting to $925. No independent valuation was done on the net assets or patents acquired before acquisition. The Company deemed that the fair value of the net asset of Sampo amounting to $500,925 is more clearly evident and more reliable measurement basis.

On December 27, 2012, the Company sold an aggregate of 1,089,109 units with gross proceeds to the Company of $866,287 to certain accredited investors pursuant to a subscription agreement. Each unit was sold for a purchase price of $0.80 per unit and consists of: (i) two shares of the Company’s common stock (2,178,218 common stock) and (ii) a five-year warrant to purchase an additional share of common stock at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The sale of units consists of 1,870,000 shares of common stock issued for cash of $743,000, 83,218  shares of common stock for the conversion of unpaid salaries of $33,287 and 225,000 shares of common stock for certain outstanding amounts for legal fees of $90,000 into units at the per unit offering price totaling $866,287. The Company paid placement agent fees of $5,000 in cash to a broker-dealer in connection with the sale of the Units.

Pursuant to a Registration Rights Agreement with the investors, the Company has agreed to file a “resale” registration statement with the SEC covering all shares of the common stock and shares underlying the warrants within 90 days of the final closing date of the sale of units on December 27, 2012 (the “Filing Date”) and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 90 days of the Filing Date (the “Effectiveness Date”).

The Company is obligated to pay to investors a fee of 1% per month in cash for every thirty day period up to a maximum of 6%, (i) that the registration statement has not been filed and (ii) following the Effectiveness Date that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

Common Stock Warrants

On January 26, 2012, the Company issued to certain Amicor Shareholders ten-year warrants to purchase an aggregate of 6,000,000 shares of the Company’s common stock with an exercise price of 0.50 per share in connection with the Exchange Agreement (see Note 1).

The Company entered into consulting agreements with Melechdavid Inc. and GRQ Consultants, Inc., pursuant to which such consultants will provide consulting services to the Company in consideration for which the Company sold to the consultants warrants to purchase an aggregate of 3,500,000 shares of the Company’s common stock with an exercise price of $0.50 per share (the “Consulting Warrants”).   The services provided by the consultants include introductions to banking relationships, consulting on strategic acquisitions and advice on capital restructuring.

The Consulting Warrants have a term of ten years and were exercisable on a cashless basis after twelve months if the shares of common stock underlying the Consulting Warrants are not registered with the Securities and Exchange Commission. In March 2012, the Company entered into a First Amendment to the Consulting Warrants (the "First Amendment") with such consultants to amend the cashless exercise terms of the warrants. The First Amendment provides for the exercise of the Consulting Warrants on a cashless basis immediately upon the execution of the First Amendment. In March 2012, the Company issued an aggregate of 2,722,222 shares of common stock in connection with the exercise of the 3,500,000 Consulting Warrants on a cashless basis. The Company’s former Chief Executive Officer is the President of Melechdavid Inc.

The Company issued warrants to purchase an aggregate of 2,700,000 shares of common stock at an exercise price of $0.50 per share to Joshua Bleak, David Rector, Stuart Smith and George Glasier, in consideration for their services as directors of the Company (the “Director Warrants”). The Director Warrants have a term of ten years and are exercisable on a cashless basis after twelve months if the shares of common stock underlying the Director Warrants are not registered with the Securities and Exchange Commission.  The Director Warrants issued to Mr. Smith, Mr. Rector and Mr. Bleak vest in three equal annual installments with the first installment vesting one year from the date of issuance.  The Director Warrant issued to Mr. Glasier is immediately exercisable. On March 8, 2013, Mr. Joshua Bleak and Mr. David Rector tendered their resignations as members of the Board of Directors of the Company.

In March 2012, the Company issued an aggregate of 1,166,667 shares of common stock to Mr. Glasier in connection with the exercise of the 1,500,000 stock warrants on a cashless basis. Such 1,166,667 shares were cancelled on June 11, 2012 in connection with the Rescission Agreement (see Note 1).

The Company also issued a ten-year warrant to purchase an aggregate of 300,000 shares of common stock with an exercise price of $0.50 per share to Daniel Bleak, an outside consultant to the Company, which vests in three equal annual installments with the first installment vesting one year from the date of issuance (the “Additional Consulting Warrant”).  The Additional Consulting Warrant is exercisable on a cashless basis after twelve months in the absence of an effective registration statement covering the resale of the shares of common stock underlying the Additional Consulting Warrant.  Daniel Bleak is the father of Joshua Bleak, a former member of the Company’s Board of Directors.  The Company did not enter into a consulting agreement with Mr. Bleak.

The 6,500,000 warrants were valued on the grant date at approximately $0.50 per warrant or a total of $3,242,850 using the Black-Scholes option pricing model used for this valuation had the following assumptions: stock price of $0.50 per share (based on the per share price of the Company’s common stock in the most recent private placements), volatility of 191% (estimated using volatilities of similar companies), expected term of approximately ten years, and a risk free interest rate of 1.96%. For the three months ended March 31, 2013 and 2012, the Company recorded stock-based compensation and stock-based consulting expense of $49,197 and $2,536,075, respectively. At March 31, 2013, there was a total of $144,820 of unrecognized compensation expense related to these non-vested warrant-based compensation arrangements discussed above.

Between July 2012 and August 2012, the Company issued an aggregate of 605,940 shares of common stock to two warrant holders in connection with the exercise of 1,200,000 stock warrants on a cashless basis.

On December 27, 2012, the Company sold an aggregate of 1,089,109 units with gross proceeds to the Company of $866,287 to certain accredited investors pursuant to a subscription agreement. Each unit was sold for a purchase price of $0.80 per unit and consists of: (i) two shares of the Company’s common stock (2,178,218 common stock) and (ii) a five-year warrant to purchase an additional share of common stock (1,089,109 warrants) at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The warrants may be exercised on a cashless basis. The warrants contains limitations on the holder’s ability to exercise the warrant in the event such exercise causes the holder to beneficially own in excess of 4.99% of the Company’s issued and outstanding common stock, subject to a discretionary increase in such limitation by the holder to 9.99% upon 61 days’ notice.

A summary of the status of the Company's outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	2,589,109	$0.54	6.52
Granted	-	-	-
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at March 31, 2013	2,589,109	$0.54	6.27

Warrants exercisable at March 31, 2013	1,589,109	$0.57
Weighted average fair value of warrants granted during the period ended		$-

Common Stock Option

In August 2012, the Company entered into executive employment agreements (the “Employment Agreement”) with Mark Groussman, the former Chief Executive Officer of the Company and John Stetson, the former President and Chief Operating Officer of the Company (the “Executives”). In connection with the Employment Agreement, the Company granted to Executives an aggregate of 3,000,000 10-year options to purchase shares of common stock at $0.50 per share which vest in full upon issuance. The Company also granted Mr. Groussman 1,000,000 restricted shares which shall vest as follows: 1/3 after the Company achieves at least $800,000 in gross profits; 1/3 after the Company achieves at least $1,200,000 in gross profits and 1/3 after the Company achieves at least $1,600,000 in gross profits. The Company granted Mr. Stetson 2,000,000 restricted shares which shall vest as follows: 1/3 after the Company achieves at least $800,000 in gross profits; 1/3 after the Company achieves at least $1,200,000 in gross profits and 1/3 after the Company achieves at least $1,600,000 in gross profits. The Company shall account for the restricted shares once vested pursuant to the terms of the Employment Agreement.

The 3,000,000 options were valued on the grant date at approximately $0.48 per option or a total of $1,454,400 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.50 per share (based on the recent selling price of the Company’s common stock at private placements), volatility of 192%, expected term of 5 years, and a risk free interest rate of 0.61%. For the year ended December 31, 2012, the Company recorded stock-based compensation of $1,454,400 in connection with the fully vested options granted above.

On November 14, 2012, in connection with the Sampo Share Exchange and the changes to the Company’s Board of Directors and Executive Officers (see Note 1), Mark Groussman agreed to forfeit to the Company for cancellation, an unvested restricted stock grant equal to 1,000,000 shares of common stock and a fully vested option grant to purchase an aggregate of 1,500,000 shares of common stock. Additionally, John Stetson agreed to forfeit to the Company for cancellation, an unvested restricted stock grant equal to 2,000,000 shares of common stock and a fully vested option grant to purchase an aggregate of 1.500.000 shares of common stock, which were issued in connection with their previously executed employment agreements.  In January 2013, Mr. Stetson entered into a new employment agreement with the Company in connection with his appointment as the Company’s Chief Financial Officer.

On November 14, 2012, the Company entered into an employment agreement with Doug Croxall (the “Croxall Employment Agreement”), whereby Mr. Croxall agreed to serve as our Chief Executive Officer for a period of two years, subject to renewal, in consideration for an annual salary of $350,000 and an Indemnification Agreement.  Additionally, under the terms of the Croxall Employment Agreement, Mr. Croxall shall be eligible for an annual bonus if the Company meets certain criteria, as established by the Board of Directors.  As further consideration for his services, Mr. Croxall received a ten year option award to purchase an aggregate of 2,000,000 shares of the Company’s common stock with an exercise price of $0.50 per share, subject to adjustment, which shall vest in 24 equal monthly installments on each monthly anniversary of the date of the Croxall Employment Agreement. The 2,000,000 options were valued on the grant date at approximately $0.48 per option or a total of $968,600 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.50 per share (based on the recent selling price of the Company’s common stock at private placements), volatility of 192%, expected term of 5 years, and a risk free interest rate of 0.61%. For the three months ended March 31, 2013, the Company recorded stock-based compensation of $121,075. At March 31, 2013, there was a total of $786,987 of unrecognized compensation expense related to these non-vested warrant-based compensation arrangements discussed above.

On January 28, 2013, the Company entered into an employment agreement with John Stetson, the Company’s  Chief Financial Officer and Secretary (the “Stetson Employment Agreement”) whereby Mr. Stetson agreed to serve as the Company's Chief Financial Officer for a period of one year, subject to renewal, in consideration for an annual salary of $75,000  Additionally,  Mr. Stetson shall be eligible for an annual bonus if the Company meets certain criteria, as established by the Board of Directors, subject to standard “claw-back rights” in the event of any restatement of any prior period earnings or other results as from which any annual bonus shall have been determined.  As further consideration for his services, Mr. Stetson shall receive a ten year option award to purchase an aggregate of 500,000 shares of the Company’s common stock with an exercise price of $0.50 per share, subject to adjustment, which shall vest in three (3) equal annual installments on the beginning on the first annual anniversary of the date of the Stetson Employment Agreement, provided Mr. Stetson is still employed by the Company.

In the event of Mr. Stetson’s termination prior to the expiration of his employment term under his employment agreement, unless he is terminated for Cause (as defined in the Stetson Employment Agreement), or in the event Mr. Stetson resigns without Good Reason (as defined in the Stetson Employment Agreement), the Company shall pay to him a lump sum in an amount equal to the sum of his (i) base salary for the prior 12 months plus (ii) his annual bonus amount during the prior 12 months.

On March 1, 2013, Mr. Nathaniel Bradley was appointed as the Company’s Chief Technology Officer and President of IP Services. Pursuant to the Employment Agreement between the Company and Mr. Bradley dated March 1, 2013 (“Bradley Employment Agreement”), Mr. Bradley shall serve as the Company’s Chief Technology Officer and President of IP Services for two (2) years. The Bradley Employment Agreement shall be automatically renewed for successive one (1) year periods thereafter. Mr. Bradley shall be entitled to a base salary at an annual rate of $195,000, with such upward adjustments as shall be determined by the Board in its sole discretion. Mr. Bradley shall also be entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board for earning bonuses. Mr. Bradley shall be awarded five (5) year stock options to purchase an aggregate of one million (1,000,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board or an exercise price of $0.85 per share, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Bradley is still employed by the Company on each such date.

On March 1, 2013, Mr. James Crawford was appointed as the Company’s Chief Operating Officer. Pursuant to the Employment Agreement between the Company and Mr. Crawford dated March 1, 2013 (“Crawford Employment Agreement”), Mr. Crawford shall serve as the Company’s Chief Operating Officer for two (2) years. The Crawford Employment Agreement shall be automatically renewed for successive one (1) year periods thereafter. Mr. Crawford shall be entitled to a base salary at an annual rate of $185,000, with such upward adjustments as shall be determined by the Board in its sole discretion. Mr. Crawford shall also be entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board for earning bonuses. Mr. Crawford shall be awarded five (5) year stock options to purchase an aggregate of five hundred thousand (500,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board or an exercise price of $0.85 per share, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Crawford is still employed by the Company on each such date.

On March 8, 2013, the Board appointed Mr. Craig Nard and Mr. William Rosellini to fill the vacancies created by the resignation of Mr. Bleak and Mr. Rector. Pursuant to the Independent Director Agreement between the Company and Mr. Nard and Mr. Rosellini dated March 8, 2013, each director shall be granted five (5) year stock options to purchase an aggregate of one hundred thousand (100,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 8, 2013 as reported by the OTC Bulletin Board or an exercise price of $0.50 per share. The options shall vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary, and shall be subject to the Company’s stock plan as in effect from time to time, including any clawback and termination provisions therein. The option agreements shall provide for cashless exercise features. Such agreement shall be terminated upon resignation or removal of Mr. Nard and Mr. Rosellini as members of the Company’s Board of Directors.

The 2,200,000 options granted during the three months ended March 31, 2013 were valued on the grant date at ranging from approximately $0.30 to $0.57 per option or a total of $1,121,430 using the Black-Scholes option pricing model used for this valuation had the following assumptions: stock price ranging from $0.50 to $0.85 per share, volatility of 108% , expected term of ranging from approximately 2.5 to 5 years, and a risk free interest rate ranging from 0.35% to 0.89%. For the three months ended March 31, 2013 the Company recorded stock-based compensation expense of $49,835. At March 31, 2013, there was a total of $1,071,595 of unrecognized compensation expense related to these non-vested warrant-based compensation arrangements discussed above.

A summary of the stock options as of March 31, 2013 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	2,000,000	0.50	9.87
Granted	2,200,000	0.74	6.04
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at March 31, 2013	4,200,000	$0.63	7.75

Options exercisable at end of period	395,833	$0.59
Options expected to vest	3,804,167
Weighted average fair value of options granted during the period		$0.51

Stock options outstanding at March 31, 2013 as disclosed in the above table have $0 intrinsic value at the end of the period.

NOTE 6 - STOCKHOLDERS' EQUITY (DEFICIT)

On November 25, 2011, the Board of Directors of the Company authorized a 1.362612612 for one forward split in the form of a dividend, whereby an additional 0.362612612 shares of common stock, par value $0.0001 per share, were issued for each one share of common stock held by each shareholder of record on December 9, 2011.  All share amounts have been adjusted to reflect the number of shares of common stock on a post-dividend/post-split basis.

On December 7, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada in order to increase the Company’s authorized capital to 200,000,000 shares of common stock from 75,000,000 shares, change the par value to $0.0001 per share from $.001 per share, and authorized new 50,000,000 shares of preferred stock, par value $0.0001 per share.

Common Stock

On January 26, 2012, the Company entered into the Exchange Agreement with Amicor and Amicor Shareholders (see Note 1).  Upon closing of the Share Exchange, on January 26, 2012, the Amicor Shareholders transferred all of the issued and outstanding capital stock of Amicor to the Company in exchange for an aggregate of 10,000,000 shares of the Company’s common stock. Additionally, as further consideration for entering into the Exchange Agreement, certain Amicor Shareholders received ten-year warrants to purchase an aggregate of 6,000,000 shares of the Company’s common stock with an exercise price of 0.50 per share.

Immediately following the closing of the Share Exchange and a private placement of the Company’s securities (described below), under an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Conveyance Agreement”), the Company transferred all of the pre-Share Exchange assets and liabilities to a newly formed wholly-owned subsidiary of the Company, Verve Holdings, Inc. (“SplitCo”).  Pursuant to a stock purchase agreement, the Company transferred all of the outstanding capital stock of SplitCo to certain former shareholders of the Company in exchange for the cancellation of an aggregate of 4,769,144 (post-split) shares of the Company’s common stock that they owned (the “Split-Off”), with 7,500,000 (post split) shares of the Company’s common stock held by persons who acquired such shares prior to the Share Exchange remaining outstanding.  Accordingly, following the Split-Off, 7,500,000 shares will constitute as the Company’s “public float”.

On January 26, 2012, the Company sold 10,029,965  shares of  the Company’s common stock at a purchase price of $0.50 per share in a private placement to accredited investors, resulting in aggregate net proceeds to the Company of $4,993,965 (the “Private Placement”), which includes an aggregate of $100,000 advanced to Amicor for general working capital purposes prior to the closing of the Share Exchange which was converted into an aggregate of 200,000 shares of common stock in the Private Placement and an aggregate of $75,000 in debt owed in January 2012 for legal fees incurred by Amicor which was converted into an aggregate 150,000 shares of common stock in the Private Placement.  On January 30, 2012, the Company sold an additional 600,000 shares of common stock in the Private Placement with gross proceeds to the Company of $300,000 for total net proceeds to the Company of $5,293,965. In connection with these private placements, the Company paid legal fees of $21,000.

On January 26, 2012, contemporaneously with the Share Exchange, the Company also entered into an Option Agreement with Pershing pursuant to which the Company obtained the option (the “Option”) to acquire certain uranium exploration rights and properties held by Pershing for a purchase price of $10.00.  In consideration for issuance of the Option, the Company issued to Pershing (i) a $1,000,000 promissory note payable in installments upon satisfaction of certain conditions, expiring six months following issuance and (ii) 10 million shares of the Company’s common stock (collectively, the “Option Consideration”).  On January 26, 2012, Pershing held 26.65% of interest in the Company. David Rector and Joshua Bleak were former members of the Company’s board of directors. David Rector was a former member of the board of Pershing and Joshua Bleak is the Chief Executive Officer and a director of Continental Resources Group, Inc. (a company which is one of the largest shareholders of Pershing).

Between February1, 2012 and March 30, 2012, the Company sold 1,300,000 shares of the Company’s common stock at a purchase price of $0.50 per share in a private placement to accredited investors, resulting in aggregate net proceeds to the Company of $650,000.

As of December 31, 2012, $930,000 of the principal amount of note has been paid. Under the terms of the note, the Company was required to pay the balance of the note upon completion of a private placement totaling $1 million or more on or before July 26, 2012. The $1.0 million private placement was not completed by that date thus the Company was not required to pay the final $70,000 due under the note and a total of $930,000 has been paid under the note. On June 11, 2012, the Company and Pershing exercised its right under the Option, through the assignment of Pershing’s wholly owned subsidiary, Acquisition Sub, (see Note 1). As a result of the assignment, Acquisition Sub became a wholly owned subsidiary of the Company and the Company acquired all of Pershing’s uranium assets. The Company recorded the 10 million shares at par value or $1,000. Pursuant to ASC 805-50-30-2 “Business Combinations”, the Company determined that if the consideration paid is not in the form of cash, the measurement may be based on either

(i) the cost which is measured based on the fair value of the consideration given or (ii) the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus more reliably measurable. The Company determined that the fair value of the net assets acquired was a better indicator thus more reliably measurable than the fair value of the common stock issued.

As a result, on June 11, 2012, the Company recorded the value of the Option Consideration amounting to $931,000 to mineral rights which was initially recorded as a deposit before the date of exercise as reflected in the first quarter of 2012.

Between March 2012 and August 2012, the Company issued an aggregate of 4,494,829 shares of common stock in connection with the exercise of the 6,200,000 stock warrants on a cashless basis. The Company valued these common shares at par value (see Note – Common Stock Warrants).

On June 11, 2012, the Company cancelled a total of 9,806,667 shares of common stock and 4,800,000 warrants in connection with the Rescission Agreement (see Note 1). Upon the execution of the Rescission Agreement, the Company paid to Amicor Shareholders an aggregate of $132,000 and was recorded to additional paid in capital.

In connection with the Sampo Exchange Agreement (see Note 1), on November 14, 2012, the Sampo Members transferred all of the issued and outstanding membership interests of Sampo to the Company in exchange for an aggregate of 9,250,000 shares of the common stock of the Company. Additionally, the Company made a cash payment to Sampo of $500,000 pursuant to the terms of the Sampo Exchange Agreement. The 9,250,000 shares of common stock were valued at par value or $925. In accordance with Accounting Standards Codification ("ASC") 805-50-30 "Business Combinations," the Company determined that if the consideration paid is not in the form of cash, the measurement may be based on either (i) the cost which is measured based on the fair value of the consideration given or (ii) the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus more reliably measurable. The Company determined that the fair value of the net assets acquired was a better indicator thus more reliably measurable than the fair value of the common stock issued.

Therefore the Company has determined, in accordance with ASC 805-50-30, that the value of the net assets acquired is equivalent to $500,925 which represents the cash consideration paid of $500,000 and the par value of 9,250,000 shares of the Company’s common stock amounting to $925. No independent valuation was done on the net assets or patents acquired before acquisition. The Company deemed that the fair value of the net asset of Sampo amounting to $500,925 is more clearly evident and more reliable measurement basis.

On December 27, 2012, the Company sold an aggregate of 1,089,109 units with gross proceeds to the Company of $866,287 to certain accredited investors pursuant to a subscription agreement. Each unit was sold for a purchase price of $0.80 per unit and consists of: (i) two shares of the Company’s common stock (2,178,218 common stock) and (ii) a five-year warrant to purchase an additional share of common stock at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The sale of units consists of 1,870,000 shares of common stock issued for cash of $743,000, 83,218 shares of common stock for the conversion of unpaid salaries of $33,287 and 225,000 shares of common stock for certain outstanding amounts for legal fees of $90,000 into units at the per unit offering price totaling $866,287. The Company paid placement agent fees of $5,000 in cash to a broker-dealer in connection with the sale of the Units.

Pursuant to a Registration Rights Agreement with the investors, the Company has agreed to file a “resale” registration statement with the SEC covering all shares of the common stock and shares underlying the warrants within 90 days of the final closing date of the sale of units on December 27, 2012 (the “Filing Date”) and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 90 days of the Filing Date (the “Effectiveness Date”). The Company is obligated to pay to investors a fee of 1% per month in cash for every thirty day period up to a maximum of 6%, (i) that the registration statement has not been filed and (ii) following the Effectiveness Date that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

Common Stock Warrants

On January 26, 2012, the Company issued to certain Amicor Shareholders ten-year warrants to purchase an aggregate of 6,000,000 shares of the Company’s common stock with an exercise price of 0.50 per share in connection with the Exchange Agreement (see Note 1).

The Company entered into consulting agreements with Melechdavid Inc. and GRQ Consultants, Inc., pursuant to which such consultants will provide consulting services to the Company in consideration for which the Company sold to the consultants warrants to purchase an aggregate of 3,500,000 shares of the Company’s common stock with an exercise price of $0.50 per share (the “Consulting Warrants”).   The services provided by the consultants include introductions to banking relationships, consulting on strategic acquisitions and advice on capital restructuring.

The Consulting Warrants have a term of ten years and were exercisable on a cashless basis after twelve months if the shares of common stock underlying the Consulting Warrants are not registered with the Securities and Exchange Commission. In March 2012, the Company entered into a First Amendment to the Consulting Warrants (the "First Amendment") with such consultants to amend the cashless exercise terms of the warrants. The First Amendment provides for the exercise of the Consulting Warrants on a cashless basis immediately upon the execution of the First Amendment. In March 2012, the Company issued an aggregate of 2,722,222 shares of common stock in connection with the exercise of the 3,500,000 Consulting Warrants on a cashless basis. The Company’s former Chief Executive Officer is the President of Melechdavid Inc.

The Company issued warrants to purchase an aggregate of 2,700,000 shares of common stock at an exercise price of $0.50 per share to Joshua Bleak, David Rector, Stuart Smith and George Glasier, in consideration for their services as directors of the Company (the “Director Warrants”). The Director Warrants have a term of ten years and are exercisable on a cashless basis after twelve months if the shares of common stock underlying the Director Warrants are not registered with the Securities and Exchange Commission.  The Director Warrants issued to Mr. Smith, Mr. Rector and Mr. Bleak vest in three equal annual installments with the first installment vesting one year from the date of issuance.  The Director Warrant issued to Mr. Glasier is immediately exercisable.

In March 2012, the Company issued an aggregate of 1,166,667 shares of common stock to Mr. Glasier in connection with the exercise of the 1,500,000 stock warrants on a cashless basis. Such 1,166,667 shares were cancelled on June 11, 2012 in connection with the Rescission Agreement (see Note 1).

The Company also issued a ten-year warrant to purchase an aggregate of 300,000 shares of common stock with an exercise price of $0.50 per share to Daniel Bleak, an outside consultant to the Company, which vests in three equal annual installments with the first installment vesting one year from the date of issuance (the “Additional Consulting Warrant”).  The Additional Consulting Warrant is exercisable on a cashless basis after twelve months in the absence of an effective registration statement covering the resale of the shares of common stock underlying the Additional Consulting Warrant.  Daniel Bleak is the father of Joshua Bleak, a former member of the Company’s board of directors.  The Company did not enter into a consulting agreement with Mr. Bleak.

The 6,500,000 warrants were valued on the grant date at approximately $0.50 per warrant or a total of $3,242,850 using the Black-Scholes option pricing model used for this valuation had the following assumptions: stock price of $0.50 per share (based on the per share price of the Company’s common stock in the most recent private placements), volatility of 191% (estimated using volatilities of similar companies), expected term of approximately ten years, and a risk free interest rate of 1.96%. For the year ended December 31, 2012, the Company recorded stock-based compensation and stock-based consulting expense of $931,280and $1,791,882, respectively. At December 31, 2012, there was a total of $519,688 of unrecognized compensation expense related to these non-vested warrant-based compensation arrangements discussed above.

Between July 2012 and August 2012, the Company issued an aggregate of 605,940 shares of common stock to two warrant holders in connection with the exercise of 1,200,000 stock warrants on a cashless basis.

On December 27, 2012, the Company sold an aggregate of 1,089,109 units with gross proceeds to the Company of $866,287 to certain accredited investors pursuant to a subscription agreement. Each unit was sold for a purchase price of $0.80 per unit and consists of: (i) two shares of the Company’s common stock (2,178,218 common stock) and (ii) a five-year warrant to purchase an additional share of common stock (1,089,109 warrants) at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The warrants may be exercised on a cashless basis. The warrants contains limitations on the holder’s ability to exercise the warrant in the event such exercise causes the holder to beneficially own in excess of 4.99% of the Company’s issued and outstanding common stock, subject to a discretionary increase in such limitation by the holder to 9.99% upon 61 days’ notice.

A summary of the status of the Company's outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	$-	-
Granted	13,589,109	0.51	8.59
Cancelled	(4,800,000)	0.50	9.80
Forfeited	-	-	-
Exercised	(6,200,000)	0.50	9.70
Balance at December 31, 2012	2,589,109	$0.54	6.52

Warrants exercisable at December 31, 2012	1,089,109	$-	-
Weighted average fair value of warrants granted during the year ended December 31, 2012		$0.51

Common Stock Option

In August 2012, the Company entered into executive employment agreements (the “Employment Agreement”) with Mark Groussman, Chief Executive Officer of the Company and John Stetson, President and Chief Operating Officer of the Company (the “Executives”). In connection with the Employment Agreement, the Company granted to Executives an aggregate of 3,000,000 10-year options to purchase shares of common stock at $0.50 per share which vest in full upon issuance. The Company also granted Mr. Groussman 1,000,000 restricted shares which shall vest as follows: 1/3 after the Company achieves at least $800,000 in gross profits; 1/3 after the Company achieves at least $1,200,000 in gross profits and 1/3 after the Company achieves at least $1,600,000 in gross profits. The Company granted Mr. Stetson 2,000,000 restricted shares which shall vest as follows: 1/3 after the Company achieves at least $800,000 in gross profits; 1/3 after the Company achieves at least $1,200,000 in gross profits and 1/3 after the Company achieves at least $1,600,000 in gross profits. The Company shall account for the restricted shares once vested pursuant to the terms of the Employment Agreement.

The 3,000,000 options were valued on the grant date at approximately $0.48 per option or a total of $1,454,400 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.50 per share (based on the recent selling price of the Company’s common stock at private placements), volatility of 192%, expected term of 5 years, and a risk free interest rate of 0.61%. For the year ended December 31, 2012, the Company recorded stock-based compensation of $1,454,400 in connection with the fully vested options granted above.

On November 14, 2012, in connection with the Sampo Share Exchange and the changes to the Company’s Board of Directors and Executive Officers (see Note 1), Mark Groussman agreed to forfeit to the Company for cancellation, an unvested restricted stock grant equal to 1,000,000 shares of common stock and a fully vested option grant to purchase an aggregate of 1,500,000 shares of common stock. Additionally, John Stetson agreed to forfeit to the Company for cancellation, an unvested restricted stock grant equal to 2,000,000 shares of common stock and a fully vested option grant to purchase an aggregate of 1.500.000 shares of common stock, which were issued in connection with their previously executed employment agreements.  In January 2013, Mr. Stetson entered into a new employment agreement with the Company in connection with his appointment as the Company’s Chief Financial Officer.

On November 14, 2012, the Company entered into an employment agreement with Doug Croxall (the “Croxall Employment Agreement”), whereby Mr. Croxall agreed to serve as our Chief Executive Officer for a period of two years, subject to renewal, in consideration for an annual salary of $350,000 and an Indemnification Agreement.  Additionally, under the terms of the Croxall Employment Agreement, Mr. Croxall shall be eligible for an annual bonus if the Company meets certain criteria, as established by the Board of Directors.  As further consideration for his services, Mr. Croxall received a ten year option award to purchase an aggregate of 2,000,000 shares of the Company’s common stock with an exercise price of $0.50 per share, subject to adjustment, which shall vest in 24 equal monthly installments on each monthly anniversary of the date of the Croxall Employment Agreement. The 2,000,000 options were valued on the grant date at approximately $0.48 per option or a total of $968,600 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.50 per share (based on the recent selling price of the Company’s common stock at private placements), volatility of 192%, expected term of 5 years, and a risk free interest rate of 0.61%. For the year ended December 31, 2012, the Company recorded stock-based compensation of $60,538. At December 31, 2012, there was a total of $908,062 of unrecognized compensation expense related to these non-vested warrant-based compensation arrangements discussed above.

A summary of the stock options as of December 31, 2012 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	-	-
Granted	5,000,000	0.50	10.0
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	(3,000,000)	0.50	10.0
Balance outstanding at December 31, 2012	2,000,000	$0.50	9.87

Options exercisable at end of year	83,333	$0.50
Options expected to vest	1,916,667
Weighted average fair value of options granted during the period		$0.48

Stock options outstanding at December 31, 2012 as disclosed in the above table have approximately $1,000,000 intrinsic value at the end of the year.